Defiance Daily Target 2X Long ANET ETF
Schedule of Investments
July 31, 2026 (Unaudited)
SHORT-TERM INVESTMENTS - 14.4%
Money Market Funds - 2.1%	Shares	Value
First American Government Obligations Fund - Class X, 3.58%(a)	397,138	$397,138

U.S. Treasury Bills - 12.3%	Principal Amount	Value
U.S. Treasury Bill, 8/27/2026, 3.25%(b)	2,270,000	2,264,552

TOTAL SHORT-TERM INVESTMENTS (Cost $2,661,146)		2,661,690

TOTAL INVESTMENTS - 14.4% (Cost $2,661,146)		$2,661,690
Other Assets in Excess of Liabilities - 85.6%		15,823,114
TOTAL NET ASSETS - 100.0%		$18,484,804

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of July 31, 2026.
(b)	The rate shown is the annualized effective yield as of July 31, 2026.

Defiance Daily Target 2X Long ANET ETF
Schedule of Total Return Swaps Contracts
July 31, 2026 (Unaudited)

TOTAL RETURN SWAPS - 16.8%
Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Arista Networks, Inc.	BMO Capital Markets Corp.	Receive	OBFR + 5.99%	Termination(b)	01/28/2027	$5,771,200	$752,328
Arista Networks, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 3.00%	Termination(b)	09/07/2028	6,307,200	605,038
Arista Networks, Inc.	Clear Street LLC	Receive	OBFR + 1.24%	Termination(c)	01/10/2028	6,724,530	625,541
Arista Networks, Inc.	Marex Capital Markets, Inc.	Receive	OBFR + 3.00%	Termination(a)	09/15/2028	6,131,900	238,041
Arista Networks, Inc.	National Bank of Canada Financial, Inc.	Receive	OBFR + 7.50%	Termination(e)	01/31/2033	5,951,550	236,245
Arista Networks, Inc.	Nomura Securities International, Inc.	Receive	OBFR + 5.24%	Termination(d)	03/30/2033	6,041,725	642,288
							3,099,481

Net Unrealized Appreciation (Depreciation)							3,099,481

OBFR - Overnight Bank Funding Rate was 3.63% as of July 31, 2026.

(a)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term based on predetermined notional thresholds.
(b)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but may periodically reset throughout the term on an ad-hoc basis.
(c)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination. Both may periodically reset throughout the term on an ad-hoc basis.
(d)	Financing reset of the swap is effective on termination. Equity reset of the swap is effective on termination, but may periodically reset throughout the term on an ad-hoc basis.
(e)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term based on predetermined mark-to-market thresholds.